Significant Accounting Policies (Tables)	6 Months Ended
Sep. 30, 2022
Accounting Policies [Abstract]
Schedule of translation of amounts exchange rates
	September 30, 2022	March 31, 2022	September 30, 2021
Balance sheet items, except for equity accounts	7.1135	6.3393	6.4434
Items in the statements of income(loss) and comprehensive income(loss), and statements of cash flows	6.7312	6.4180	6.4646

Schedule of useful life of property, plant and equipment
	Residual value rate	Useful Lives
Machinery	5%	10 years
Electric equipment	5%	3-5 years
Office equipment	5%	5 years
Vehicles	5%	4 years
Leasehold improvement cost	5%	3-10 years

Schedule of suppliers concentration risk
	For the six months ended September 30,
	2022 (Unaudited)	2021 (Unaudited)
Customer A	34%	-%
Customer B	31%	37%
Customer C (related party customer)	-%	11%

	As of
	September 30, 2022 (Unaudited)	March 31, 2022
Customer D (related party customer)	28%	31%

Schedule of suppliers concentration risk
	For the six months ended September 30,
	2022 (Unaudited)	2021 (Unaudited)
Supplier A	59%	-%
Supplier B	2%	32%
Supplier C	6%	24%
Supplier D	9%	16%

	As of
	September 30, 2022 (Unaudited)	March 31, 2022
Supplier A	15%	-%
Supplier B	10%	12%
Supplier D	14%	15%
Supplier E	6%	10%